Shareholder Report, Line Graph (Details) 74200166500_Putnam Core Equity Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 34,401	$ 30,972	$ 24,608	$ 23,935	$ 24,146	$ 15,246	$ 15,436	$ 14,163	$ 12,258	$ 10,000	$ 44,666
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 30,227	$ 27,133	$ 22,186	$ 21,857	$ 22,560	$ 14,948	$ 15,106	$ 13,406	$ 11,858	$ 10,000	$ 39,601